Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepaid expenses(1)	8,424,956	10,679,051	1,463,024
Input VAT to be deducted	24,549,816	17,918,681	2,454,849
Others	15,793,215	5,480,762	750,862
Total prepaid expenses and other current assets	48,767,987	34,078,494	4,668,735
(1)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.